Share Based Compensation (Tables)	6 Months Ended
Jun. 30, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of the awarded shares unit activities
	Number of share units	Weighted average grant-date fair value per share unit

As of January 1, 2018	1,854,193	24.16
Forfeited	(72,865)	38.52
As of December 31, 2018	1,781,328	23.47
Granted	1,269,373	70.32
As of December 31, 2019	3,050,701	43.52